SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 4:  SHAREHOLDERS’ EQUITY

a.	Warrants and warrants units

The following table summarizes the warrants and warrants units outstanding as of June 30, 2023:

Type	Issuance Date	Number of warrants	Exercise price(**)	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$67.2 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	92,321	$67.2 (*)	December 8, 2024
Warrants 2019 Convertible Notes to placement agent	December 9, 2019	55,785	$67.2 (*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$100.0	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$88.0	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$88.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$46.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$50.6	March 8, 2026
TOTAL		3,950,217

(*) Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.0 (Note 4d).
(**) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 4d).

b.	Share-based compensation:

1.	The 2008 Plan:

Share options outstanding and exercisable to employees and directors under the 2008 Share Option Plan (the “2008 Plan”) as of June 30, 2023 and December 31, 2022 were as follows:

	Number of options(*)	Weighted average exercise price(*)	Weighted average remaining contractual life

Options outstanding as of December 31, 2022	15,388	$2.40	1.25
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding as of June 30, 2023	15,388	$2.40	0.75

Options exercisable as of June 30, 2023	15,388	$2.40	0.75

(*) Figures were adjusted according to reverse share split (Note 4d)

2.	The 2019 Plan:

Share options outstanding and exercisable to employees and directors under the 2019 Share Option Plan (the “2019 Plan”) as of June 30, 2023 and December 31, 2022, were as follows:

	Number of options(*)	Weighted average exercise price(*)	Weighted average remaining contractual life

Options outstanding as of December 31, 2022	133,994	$14.4	9.39
Options granted	54,000	5.89	9.95
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding as of June 30, 2023	187,994	$11.94	9.20

Options exercisable as of June 30, 2023	116,416	$13.19	9.05

(*) Figures were adjusted according to reverse share split (note 4d)

On June 8, 2023, the Company’s shareholders approved the grant of options to purchase an aggregate of 54,000 shares to two current board members, and to the Chairman of the board of directors. Each recipient received a grant of options to purchase 18,000 Ordinary Shares of the Company, at an exercise price of $5.89 per share. Fifty percent of the options vested upon grant, with the remaining shares vesting on a quarterly basis over thirty-six months, so that 1/24 of the options shall vest on the last day of each three-month period, provided that on such date each of the serving directors, shall serve in such capacity. The options expire after ten years from their grant date. The company determined the valuation of the options with these assumptions: average expected term 5.36 years, average risk-free interest rate of 3.85%, Volatility of 90.43%, Zero dividend yield is expected. The grant-date fair value was $3.20 for each option.

c.
In April 2022, the Company issued 15,211 shares to a consultant pursuant to an agreement signed in August 2020. Since August 2020, until December 31, 2022, the Company has recognized $822 as share-based compensation expense related to the shares issued to the consultant. In May 2022, the company’s Board of Directors approved an additional grant of 8,697 shares, During 2022, the company recognized $67 as share-based compensation expense. In February 2023, the Company issued 8,697 Ordinary Shares par value NIS 0.3, to the consultant in connection with the second grant.

d.
In June 2023, the Company effected a reverse share split of its shares at the ratio of 1-for-10, such that each ten (10) Ordinary Shares, par value NIS 0.03 per share, were consolidated into one (1) Ordinary Share, par value NIS 0.30. As a result of rounding of fractional shares as part of the split, 18,338 shares were added, bringing the Company’s total outstanding shares on a post-split basis to 1,090,452. All related share and per share data have been retroactively applied to the financial statements and their related notes for all periods presented